Acquisition (Details 3) - Hebei Ningjin Songgong Semiconductor Co., Ltd. ("Ningjin Songgong") ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2013 CNY (¥) ¥ / shares shares
Acquisition of Hebei Ningjin Songgong
Pro forma revenue	¥ 7,197,985
Pro forma net loss	(425,155)
Pro forma loss attributable to holders of common shares	¥ (428,005)
Pro forma loss per share:
Basic (in dollars per share) | ¥ / shares	¥ (2.13)
Diluted (in dollars per share) | ¥ / shares	¥ (2.13)
Weighted average number of shares used in computation:
Basic (in shares) | shares	201,317,884
Diluted (in shares) | shares	201,317,884
Amount included in unaudited pro forma net loss for the reduction of depreciation expenses of property, plant and equipment	¥ 17,236